IN-LICENSED TECHNOLOGY - Skinvisible (Details) - Skinvisable - USD ($)		1 Months Ended
	Oct. 17, 2019	Mar. 31, 2022	Dec. 31, 2021	Jul. 10, 2021	Jun. 26, 2021	Jan. 27, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Asset acquisitions and in-licensed technology
Purchase price agreement	$ 1,000,000
Regulatory approval milestones						$ 21,750,000
Installment payments								$ 500,000	$ 500,000
License acquisition liability			$ 250,000				$ 875,000
Amount paid against consideration liability		$ 50,000
Sales Milestone Tier One
Asset acquisitions and in-licensed technology
Sales milestones			10,000,000
Sales achievement			100,000,000
Sales Milestone Tier Two
Asset acquisitions and in-licensed technology
Sales milestones			25,000,000
Sales achievement			250,000,000
Sales Milestone Tier Three
Asset acquisitions and in-licensed technology
Sales milestones			50,000,000
Sales achievement			400,000,000
Amendment 3
Asset acquisitions and in-licensed technology
Clinical milestone payment						750,000
Regulatory approval milestones						$ 5,000,000
Amendment 5
Asset acquisitions and in-licensed technology
First payment					$ 107,500
Second payment				$ 250,000
Third payment			$ 250,000